BNY Mellon Floating Rate Income Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 5.5%
Building Materials — .1%
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)		8.75	8/1/2028	1,000,000	837,060
Chemicals — .1%
Rain Carbon, Inc., Sr. Scd. Notes(b)		12.25	9/1/2029	500,000	516,568
Collateralized Loan Obligations Debt — 1.6%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(d)	EUR	8.10	4/20/2032	1,450,000	1,688,767
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(d)		9.15	1/15/2038	1,400,000	1,406,052
Dryden 69 Euro 2018 DAC CLO, Ser. 2019-69X, Cl. ER, (3 Month EURIBOR +6.37%)(d)	EUR	8.37	10/18/2034	1,000,000	1,130,827
Elmwood IV Ltd. CLO, Ser. 2020-1A, Cl. ER, (3 Month TSFR +6.15%)(b),(d)		10.03	4/18/2037	2,100,000	2,066,322
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(d)		9.80	4/15/2031	800,000	807,064
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(d)	EUR	8.02	1/17/2032	1,000,000	1,147,372
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(d)		9.88	1/20/2037	2,840,000	2,793,881
					11,040,285
Consumer Discretionary — .2%
Resideo Funding, Inc., Gtd. Notes(b),(c)		4.00	9/1/2029	1,500,000	1,431,938
Food Products — .3%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	1,500,000	1,853,434
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b)		12.88	10/1/2028	1,000,000	722,245
Industrial — .3%
Artera Services LLC, Sr. Scd. Notes(b),(c)		8.50	2/15/2031	1,000,000	865,356
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	1,801,000	1,334,991
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	196,000	172,286
					2,372,633
Information Technology — .3%
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	1,000,000	1,032,563
CoreWeave, Inc., Gtd. Notes(b)		9.00	2/1/2031	1,000,000	906,144
					1,938,707
Internet Software & Services — .3%
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	2,000,000	1,959,112
Wayfair LLC, Sr. Scd. Notes(b)		6.75	11/15/2032	506,000	517,564
					2,476,676
Materials — .2%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)		8.75	4/15/2030	1,500,000	1,503,644
Media — .2%
DISH DBS Corp., Gtd. Notes		5.13	6/1/2029	1,500,000	1,270,924
Metals & Mining — .2%
Samarco Mineracao SA, Sr. Unscd. Notes(b),(e)		9.50	6/30/2031	1,689,615	1,696,525
Real Estate — .2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(b)		5.25	4/15/2030	1,500,000	1,399,280
Retailing — .1%
Staples, Inc., Sr. Scd. Notes(b)		10.75	9/1/2029	1,000,000	987,841
Technology Hardware & Equipment — .3%
Virtusa Corp., Sr. Unscd. Notes(b)		7.13	12/15/2028	2,000,000	1,931,064

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 5.5% (continued)
Telecommunication Services — .7%
Cipher Compute LLC, Sr. Scd. Notes(b)		7.13	11/15/2030	1,009,000	1,026,344
Level 3 Financing, Inc., Gtd. Notes(b)		3.75	7/15/2029	983,000	873,420
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	500,000	486,250
Lumen Technologies, Inc., Sr. Unscd. Notes(b)		5.38	6/15/2029	1,000,000	930,380
WULF Compute LLC, Sr. Scd. Notes(b)		7.75	10/15/2030	1,474,000	1,525,178
					4,841,572
Utilities — .3%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)	EUR	5.63	2/15/2032	1,550,000	1,817,176
Total Bonds and Notes (cost $38,675,235)					38,637,572
Convertible Bonds and Notes — .1%
Diversified Financials — .1%
Riot Platforms, Inc., Sr. Unscd. Notes(b) (cost $590,000)		0.75	1/15/2030	500,000	666,252

Shares
Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3 Shares(f) (cost $418,570)	25,570	471,014

		Coupon Rate (%)	Maturity Date	Principal Amount ($)
Fixed Rate Loan Interests — 1.4%
Information Technology — .3%
X.Ai Corp., Initial Fixed Rate Term Loan		12.50	6/28/2030	2,010,212	2,074,539
Technology Hardware & Equipment — 1.1%
X Corp., Tranche Term Loan B-3		9.50	10/29/2029	8,152,558	8,092,270
Total Fixed Rate Loan Interests (cost $10,159,837)					10,166,809
Floating Rate Loan Interests — 88.0%
Advertising — .7%
Neptune BidCo US, Inc., Term Loan B, (3 Month TSFR +5.10%)(d)		9.01	4/11/2029	5,062,465	4,954,887
Aerospace & Defense — 1.6%
Kaman Corp., Delayed Draw Term Loan, (3 Month TSFR +2.50%)(d),(g)		6.43	2/26/2032	28,891	29,018
Kaman Corp., Initial Term Loan, (3 Month TSFR +2.50%)(d)		6.32	2/26/2032	3,187,996	3,201,991
Propulsion (BC) Newco Ltd., Amendment No. 7 Replacement Term Loan, (3 Month TSFR +2.75%)(d)		6.74	9/14/2029	2,639,261	2,654,938
Spirit Aerosystems, Inc., Initial Term Loan, (3 Month TSFR +4.50%)(d)		8.34	1/15/2027	2,558,961	2,562,697
TransDigm, Inc., Tranche Term Loan J, (3 Month TSFR +2.50%)(d)		6.50	2/28/2031	2,945,618	2,953,674
					11,402,318
Airlines — .8%
AAdvantage Loyalty LP, Term Loan B, (3 Month TSFR +3.25%)(d)		7.13	5/28/2032	2,985,000	2,999,179
JetBlue Airways Corp., Initial Term Loan, (3 Month TSFR +4.75%)(d)		8.75	8/27/2029	2,554,978	2,368,465
					5,367,644
Automobiles & Components — 2.0%
Burgess Point Purchaser Corp., Initial Term Loan, (3 Month TSFR +5.35%)(d)		9.19	7/25/2029	2,508,551	2,151,083
Clarios Global LP, 2025 Euro Term Loan, (1 Month EURIBOR +3.25%)(d)	EUR	5.21	1/28/2032	2,000,000	2,342,329
First Brands Group LLC, 2021 First Lien Term Loan, (1 Month TSFR +7.11%)(d)		11.10	3/30/2027	81,839	33,529

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Automobiles & Components — 2.0% (continued)
First Brands Group LLC, 2022 Incremental Term Loan, (1 Month TSFR +7.11%)(d)		11.10	3/30/2027	2,275,741	932,348
First Brands Group LLC, Debt-in-Possession Roll Up Term Loan, (1 Month TSFR +7.00%)(d),(e)		10.98	6/29/2026	5,079,276	2,080,929
First Brands Group LLC, Debt-in-Possession USD Term Loan, (1 Month TSFR +10.00%)(d),(e)		13.98	6/29/2026	2,040,372	2,156,602
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(d)		9.50	9/21/2029	2,304,225	2,318,638
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)(d)		9.03	1/31/2028	2,018,915	1,610,922
					13,626,380
Banks — .5%
Ascensus Group Holdings, Inc., 2024 Term Loan B, (1 Month TSFR +3.00%)(d)		6.96	8/2/2028	3,647,000	3,648,477
Beverage Products — .4%
Primo Brands Corp., 2025 Refinancing Term Loan, (3 Month TSFR +2.25%)(d)		6.25	3/31/2028	2,487,469	2,495,391
Building Materials — 1.7%
Cornerstone Building Brands, Inc., New Term Loan B, (1 Month TSFR +3.35%)(d)		7.31	4/12/2028	1,428,071	1,144,463
Cornerstone Building Brands, Inc., Term Loan, (1 Month TSFR +5.63%)(d)		9.58	8/1/2028	1,254,969	1,007,112
Emrld Borrower LP, Second Amendment Incremental Term Loan, (6 Month TSFR +2.25%)(d)		6.12	8/4/2031	3,950,094	3,956,374
Quikrete Holdings, Inc., Tranche Term Loan B-3, (1 Month TSFR +2.25%)(d)		6.17	2/10/2032	2,487,500	2,493,383
Tamko Building Products, LLC, 2024 Specified Refinancing Term Loan, (1- 6 Month TSFR +2.75%)(d)		6.79	9/20/2030	3,388,680	3,399,965
					12,001,297
Chemicals — 3.6%
Advancion Holdings LLC, First Lien Initial Dollar Term Loan, (1 Month TSFR +4.10%)(d)		8.02	11/24/2027	1,110,000	1,051,170
ARC Falcon I, Inc., Initial Term Loan, (1 Month TSFR +3.60%)(d)		7.52	9/29/2028	3,243,175	3,243,191
Bakelite US Holdco, Inc., Initial Term Loan, (3 Month TSFR +3.75%)(d)		7.75	12/23/2031	2,403,261	2,288,109
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, (3 Month TSFR +4.51%)(d)		8.51	8/18/2028	2,408,347	2,120,550
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month TSFR +4.00%)(d)		7.96	3/15/2029	3,210,122	3,133,207
Nouryon Finance BV, 2024 Euro Term Loan, (3 Month EURIBOR +3.50%)(d)	EUR	5.52	4/3/2028	1,879,183	2,198,063
Nouryon Finance BV, 2024 November Dollar Term Loan B-1, (3 Month TSFR +3.25%)(d)		7.04	4/3/2028	1,021,380	1,020,813
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Month EURIBOR +3.75%)(d)	EUR	5.75	6/23/2031	2,000,000	2,338,105
Qnity Electronics, Inc., Term Loan B, (6 Month TSFR +2.00%)(d)		5.70	11/1/2032	3,000,000	3,013,125
SCIL USA Holdings LLC, Facility Term Loan B-2, (6 Month TSFR +4.00%)(d)		7.79	10/29/2032	2,193,000	2,202,594
USALCO LLC, 2025 Initial Term Loan, (1 Month TSFR +3.50%)(d)		7.42	9/30/2031	2,768,661	2,780,525
					25,389,452
Commercial & Professional Services — 7.6%
Aggreko Holdings, Inc., 2025-A Refinancing USD Term Loan, (3 Month TSFR +3.00%)(d)		6.87	5/21/2031	1,233,312	1,242,759
Albion Financing 3 Sarl, 2025-A Refinancing EUR Term Loan, (3 Month EURIBOR +3.00%)(d)	EUR	5.01	5/21/2031	2,000,000	2,344,998
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (3 Month TSFR +4.50%)(d)		8.50	5/28/2032	3,294,466	3,243,813
Astro Acquisition LLC, Initial Term Loan, (3 Month TSFR +3.25%)(d)		7.12	8/30/2032	2,604,000	2,622,449

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Commercial & Professional Services — 7.6% (continued)
Avis Budget Car Rental LLC, Term Loan B, (1 Month TSFR +2.50%)(d)		6.42	7/16/2032	3,600,975	3,576,794
Berkeley Research Group LLC, Initial Term Loan, (3 Month TSFR +3.25%)(d)		7.25	5/3/2032	2,736,000	2,746,452
Catawba Nation Gaming Authority, Term Loan B, (1 Month TSFR +4.75%)(d)		8.67	3/29/2032	2,986,000	3,055,514
CHG Healthcare Services, Inc., Amendment No. 7 Refinancing Term Loan, (1-3 Month TSFR +2.75%)(d)		6.59	9/29/2028	2,908,061	2,924,216
Ensemble RCM LLC, Term Loan B, (3 Month TSFR +3.00%)(d)		6.84	8/1/2029	2,360,705	2,375,117
Fleet Midco I Ltd., Facility Term Loan B-2, (3 Month TSFR +2.75%)(d)		6.79	2/10/2031	2,000,000	2,007,500
Galaxy US Opco, Inc., Initial Term Loan, (3 Month TSFR +5.75%)(d)		9.59	4/30/2029	2,117,212	2,004,470
ImageFirst Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)(d)		7.31	3/12/2032	1,550,115	1,555,928
Jupiter Buyer, Inc., Initial Term Loan, (3 Month TSFR +4.25%)(d)		8.25	11/3/2031	2,297,251	2,321,660
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +3.75%)(d)		7.67	6/25/2032	2,968,085	2,989,975
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month TSFR +3.00%)(d)		6.92	11/20/2031	4,138,163	4,154,012
TEI Holdings, Inc., 2024 Term Loan, (3 Month TSFR +4.00%)(d)		8.00	4/9/2031	3,357,543	3,339,714
University Support Services LLC, Initial Term Loan, (1 Month TSFR +2.75%)(d)		6.67	2/12/2029	1,944,093	1,907,243
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(d)		9.15	1/22/2029	4,944,408	4,225,441
Veritiv Operating Co., Initial Term Loan, (3 Month TSFR +4.00%)(d)		8.00	11/29/2030	2,415,600	2,399,597
Xplor T1 LLC, Second Amendment Term Loan, (3 Month TSFR +3.50%)(d)		3.50	10/29/2032	2,295,000	2,292,131
					53,329,783
Consumer Discretionary — 3.3%
Allwyn Entertainment Financing US LLC, Term Loan B, (3 Month TSFR +2.50%)(d)		2.50	11/10/2032	3,834,000	3,718,980
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%)(d)		8.48	12/2/2031	3,725,659	3,728,007
Entain Holdings Gibraltar Ltd., Term Loan B-1, (3 Month TSFR +2.25%)(d)		6.25	7/30/2032	1,000,000	996,145
Entain PLC, Facility Euro Term Loan B-4, (6 Month EURIBOR +3.25%)(d)	EUR	5.29	6/30/2028	1,511,858	1,758,766
Fitness International LLC, Term Loan B, (1 Month TSFR +4.50%)(d)		8.42	2/12/2029	2,331,936	2,344,761
Jack Ohio Finance LLC, 2025 Term Loan, (1 Month TSFR +4.00%)(d)		7.92	1/30/2032	2,224,451	2,228,344
Recess Holdings, Inc., Amendment No. 5 Term Loan, (3 Month TSFR +3.75%)(d)		7.62	2/20/2030	3,038,042	3,054,661
SGH2 LLC, Initial Dollar Term Loan, (4 Month TSFR +4.50%)(d)		8.51	8/18/2032	2,904,000	2,914,977
Windsor Holdings III LLC, 2025 Refinancing Term Loan B, (1 Month TSFR +2.75%)(d)		6.67	8/1/2030	2,302,694	2,308,094
					23,052,735
Consumer Durables & Apparel — .8%
Beach Acquisition Bidco, LLC, 2025 (USD) First Lien Term Loan B, (3 Month TSFR +3.25%)(d)		7.31	9/13/2032	353,000	355,868
Beach Acquisition Bidco, LLC, Euro Term Loan B, (3 Month EURIBOR +3.50%)(d)	EUR	5.55	9/13/2032	2,000,000	2,339,068
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month TSFR +5.10%)(d)		9.02	3/13/2028	1,666,548	1,664,882
S&S Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +8.85%)(d)		12.77	3/12/2029	1,530,000	1,428,003
					5,787,821
Consumer Staples — .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.00%)(d)		7.00	1/20/2032	4,412,260	4,432,667
Diversified Financials — 5.9%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +4.00%)(d)		7.92	3/12/2029	4,270,515	4,291,868
FNZ USA FinCo LLC, USD Initial Term Loan, (3 Month TSFR +5.00%)(d)		8.90	11/5/2031	2,727,295	2,175,018
Hudson River Trading LLC, Term Loan B-1, (1 Month TSFR +2.75%)(d)		6.71	3/18/2030	3,764,873	3,779,876
IMC Financing LLC, Term Loan, (1 Month TSFR +3.50%)(d)		7.46	6/21/2032	3,101,228	3,136,116
Jump Financial LLC, Term Loan B-1, (3 Month TSFR +3.50%)(d)		7.50	2/26/2032	3,565,839	3,601,497
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1 Month TSFR +4.00%)(d)		7.92	7/31/2031	964,000	964,906

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Diversified Financials — 5.9% (continued)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(d)		7.42	7/31/2031	3,679,443	3,641,416
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(d)		8.24	2/1/2029	2,683,771	2,299,173
Osaic Holdings, Inc., Initial Term Loan, (1 Month TSFR +3.00%)(d)		6.92	8/2/2032	3,628,000	3,639,501
Pioneer Acquisitionco LLC, Term Loan, (3 Month TSFR +3.25%)(d)		7.11	10/27/2032	1,462,000	1,469,310
Pretzel Parent, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(d)		8.42	10/1/2031	3,110,385	3,101,318
Russell Investments US Institutional Holdco, Inc., 2027 PIK Term Loan, (3 Month TSFR +5.00%)(d),(e)		8.82	5/28/2027	3,572,333	3,525,447
The Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan, (1 Month TSFR +5.25%)(d)		9.17	10/6/2028	2,083,000	2,088,989
The Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, (1 Month TSFR +3.00%)(d)		6.92	4/7/2028	990,893	996,799
Vericast Corp., 2024 Extended Term Loan, (3 Month TSFR +7.75%)(d)		11.62	6/17/2030	2,530,033	2,475,485
					41,186,719
Energy — 1.9%
Birdsboro Power LLC, Term Advance B, (3 Month TSFR +3.25%)(d)		7.19	9/30/2032	1,480,000	1,487,400
Freeport LNG Investments LLP, 2025 Term Loan B, (3 Month TSFR +3.25%)(d)		7.12	12/21/2028	3,512,154	3,529,715
Freeport LNG Investments LLP, Term Loan A, (3 Month TSFR +3.26%)(d)		7.15	11/16/2026	1,012,310	1,018,637
Liquid Tech Solutions Holdings LLC, Initial Term Loan, (1 Month TSFR +3.50%)(d)		7.47	10/12/2032	2,168,085	2,173,505
NGL Energy Operating LLC, Term Loan, (1 Month TSFR +3.50%)(d)		7.42	2/3/2031	2,249,740	2,262,192
Traverse Midstream Partners LLC, Term Loan B, (3 Month TSFR +2.50%)(d)		6.34	2/16/2028	2,896,284	2,909,868
					13,381,317
Environmental Control — .9%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month TSFR +3.00%)(d)		6.92	7/31/2031	2,117,612	2,125,553
Madison Iaq LLC, 2025 Repriced Incremental Term Loan, (1 Month TSFR +2.75%)(d)		6.64	5/6/2032	2,028,644	2,041,140
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1 Month TSFR +2.86%)(d)		6.78	3/27/2028	248,750	249,466
WIN Waste Innovations Holdings, Inc., New Term B-2, (1 Month TSFR +3.36%)(d)		7.28	3/27/2028	2,049,863	2,061,393
					6,477,552
Food Products — 1.5%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, (1 Month TSFR +2.75%)(d)		6.71	2/12/2031	1,825,000	1,822,828
Froneri Lux FinCo Sarl, Facility Term Loan B-3, (6 Month EURIBOR +2.50%)(d)	EUR	4.58	9/30/2031	3,000,000	3,495,357
Max US BidCo, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(d)		9.00	10/2/2030	2,989,841	2,913,616
Monogram Food Solutions LLC, Initial Term Loan, (1 Month TSFR +4.11%)(d)		8.03	8/28/2028	2,015,014	2,022,570
					10,254,371
Food Service — .6%
Financiere Pax SAS, 2025 Facility Term Loan B-3, (6 Month EURIBOR +4.00%)(d)	EUR	6.04	12/31/2029	1,500,000	1,754,423
Financiere Pax SAS, Term Loan B, (3 Month EURIBOR +4.00%)(d)	EUR	4.00	12/31/2029	500,000	585,977
Golden State Foods LLC, Initial Term Loan, (3 Month TSFR +4.00%)(d)		8.00	12/4/2031	2,130,635	2,143,558
					4,483,958
Health Care — 7.3%
1261229 BC Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(d)		10.21	10/8/2030	4,017,756	3,978,583
ADMI Corp., Incremental Term Loan, (1 Month TSFR +3.49%)(d)		7.41	12/23/2027	2,247,981	2,101,862
Argent Finco LLC, Term Loan B, (3 Month EURIBOR +3.25%)(d)	EUR	3.25	11/22/2032	1,000,000	1,169,291

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Health Care — 7.3% (continued)
Avantor Funding, Inc, Incremental Euro Term Loan B-6, (3 Month EURIBOR +2.50%)(d)	EUR	4.36	10/12/2032	1,000,000	1,171,083
Curium Bidco Sarl, 2025 Facility Term Loan B, (3 Month EURIBOR +3.50%)(d)	EUR	5.50	8/7/2031	1,550,000	1,819,900
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)(d)		8.10	10/1/2027	5,802,417	5,754,664
Genmab A/S, Term Loan B, (1 Month TSFR +3.00%)(d)		3.00	11/12/2032	1,724,000	1,732,258
Global Medical Response, Inc., Initial Term Loan, (3 Month TSFR +3.50%)(d)		7.38	9/20/2032	3,491,275	3,513,550
LifePoint Health, Inc., Term Loan B, (1-3 Month TSFR +3.75%)(d)		7.65	5/19/2031	3,196,442	3,209,436
LifePoint Health, Inc., Term Loan B-2, (3 Month TSFR +3.50%)(d)		7.66	5/19/2031	1,411,366	1,415,226
Medline Borrower LP, 2030 Refinancing Term Loan, (1 Month TSFR +2.00%)(d)		5.92	10/23/2030	3,168,539	3,176,175
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.26%)(d)		7.26	3/13/2028	1,601,617	1,465,479
Pluto Acquisition I, Inc., Tranche Term Loan B, (3 Month TSFR +4.00%)(d)		7.87	9/20/2028	1,864,000	1,433,416
Radiology Partners, Inc., Term Loan B, (3 Month TSFR +4.50%)(d)		8.50	6/30/2032	2,130,000	2,124,803
Resonetics LLC, 2025 Specified Refinancing Term Loan, (3 Month TSFR +2.75%)(d)		6.59	6/18/2031	3,005,948	3,013,252
Sharp Services LLC, Tranche Term Loan E, (3 Month TSFR +3.00%)(d)		6.99	9/29/2032	4,219,956	4,235,781
Team Health Holdings, Inc., 2028 Refinancing Term Loan, (3 Month TSFR +4.50%)(d)		8.34	6/30/2028	3,150,225	3,160,069
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.11%)(d)		8.10	10/2/2028	2,807,692	2,819,540
WCG Intermediate Corp., Term Loan B, (1 Month TSFR +3.00%)(d)		6.92	2/25/2032	3,717,683	3,729,672
					51,024,040
Industrial — 5.8%
Arcline FM Holdings LLC, 2025-1 Term Loan, (3 Month TSFR +2.75%)(d)		6.68	6/24/2030	3,504,157	3,525,252
Brown Group Holding LLC, Incremental Facility Term B-2, (1-3 Month TSFR +2.75%)(d)		6.59	7/1/2031	2,489,300	2,503,962
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(d)		8.48	9/28/2028	3,155,777	3,145,931
DXP Enterprises, Inc., 2024 Incremental Term Loan, (1 Month TSFR +3.75%)(d)		7.67	10/7/2030	3,028,680	3,052,986
Engineered Machinery Holdings, Inc., 2025 Euro Refinancing Term Loan, (3 Month EURIBOR +3.50%)(d)	EUR	3.50	11/26/2032	1,000,000	1,165,862
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, (3 Month TSFR +3.25%)(d)		3.25	11/26/2032	1,272,471	1,279,234
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (3 Month TSFR +3.75%)(d)		7.75	2/15/2029	1,686,404	1,698,344
Indicor LLC, Dollar Tranche Term Loan D, (3 Month TSFR +2.75%)(d)		6.75	11/23/2029	2,164,939	2,178,881
Indicor LLC, Euro Tranche Term Loan D, (3 Month EURIBOR +3.50%)(d)	EUR	5.50	11/22/2029	994,987	1,166,079
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(d)	EUR	7.00	1/2/2029	2,000,000	2,037,377
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, (3 Month TSFR +3.00%)(d)		6.84	10/29/2027	1,816,275	1,819,680
Socotec US Holding, Inc., USD Incremental Facility Term Loan B-2, (3 Month TSFR +3.25%)(d)		7.19	6/2/2031	1,636,470	1,650,789
STS Operating, Inc., First Refinancing Term Loan, (1 Month TSFR +4.10%)(d)		8.02	3/25/2031	3,687,419	3,688,967
Tecta America Corp., Term Loan B, (1 Month TSFR +3.00%)(d)		6.92	2/18/2032	3,421,425	3,438,464
TK Elevator Midco Gmbh, Euro Term Loan B, (6 Month EURIBOR +3.00%)(d)	EUR	5.08	4/30/2030	1,500,000	1,756,747
TRC Cos. LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(d)		6.92	12/11/2028	3,296,993	3,313,791
Victory Buyer LLC, Initial Term Loan, (1 Month TSFR +3.86%)(d)		7.78	11/20/2028	3,157,313	3,168,174
					40,590,520
Information Technology — 12.5%
AI Silk UK Midco 2 Ltd., Facility Term Loan B, (6 Month EURIBOR +5.00%)(d)	EUR	7.09	3/24/2031	1,500,000	1,661,932

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Information Technology — 12.5% (continued)
Ascend Learning LLC, Amendment No. 5 Term Loan, (1 Month TSFR +3.00%)(d)		6.92	12/11/2028	2,195,326	2,198,333
AthenaHealth Group, Inc., Initial Term Loan, (1 Month TSFR +2.75%)(d)		6.67	2/15/2029	4,293,496	4,293,066
Avalara, Inc., Term Loan, (3 Month TSFR +2.75%)(d)		6.74	3/29/2032	3,154,095	3,168,888
ConnectWise LLC, Initial Term Loan, (3 Month TSFR +3.76%)(d)		7.76	9/29/2028	4,664,403	4,672,729
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(d)		7.53	6/2/2028	4,939,637	4,948,134
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month TSFR +2.75%)(d)		6.73	5/1/2031	1,877,613	1,809,550
Cotiviti, Inc., Term Loan, (1 Month TSFR +2.75%)(d)		6.73	3/29/2032	2,992,500	2,881,538
Dawn Bidco LLC, Term Loan B, (1 Month TSFR +3.00%)(d)		6.95	10/7/2032	3,077,714	3,073,159
EP Purchaser LLC, 2023 Incremental Term Loan, (3 Month TSFR +4.61%)(d)		8.44	11/6/2028	1,958,361	1,571,095
EP Purchaser LLC, Closing Date Term Loan, (3 Month TSFR +3.61%)(d)		7.44	11/6/2028	423,940	338,849
Epicor Software Corp., Term Loan F, (1 Month TSFR +2.50%)(d)		6.42	5/30/2031	2,974,975	2,987,143
FinThrive Software Intermediate Holdings, Inc., Tranche Term Loan A, (3 Month TSFR +5.25%)(d)		9.25	12/18/2028	1,756,740	1,642,552
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(d)		7.50	3/2/2028	4,923,632	4,450,890
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, (1 Month TSFR +2.50%)(d)		6.42	1/30/2032	1,985,000	1,958,748
Genesys Cloud Services Holdings II LLC, 2025 Euro Term Loan, (3 Month EURIBOR +3.25%)(d)	EUR	5.32	1/30/2032	1,985,000	2,326,328
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.15%)(d)		7.81	11/30/2026	3,226,718	3,093,035
Inmar, Inc., 2025 First Lien Term Loan, (3 Month TSFR +4.50%)(d)		8.42	10/30/2031	2,251,686	2,231,995
Isolved, Inc., Term Loan B-3, (1 Month TSFR +2.75%)(d)		6.67	10/15/2030	2,193,728	2,201,998
Kaseya, Inc., Term Loan, (1 Month TSFR +3.00%)(d)		6.92	3/22/2032	3,629,172	3,638,535
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Month EURIBOR +3.75%)(d)	EUR	5.77	7/2/2031	1,500,000	1,756,120
N-Able International Holdings II LLC, 2025 Term Loan, (1 Month TSFR +2.75%)(d)		2.75	11/26/2032	1,470,000	1,477,350
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month TSFR +4.26%)(d)		8.10	6/5/2028	987,120	934,003
Polaris Newco LLC, First Lien Euro Term Loan, (3 Month EURIBOR +4.00%)(d)	EUR	6.07	6/5/2028	1,853,959	2,021,049
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, (3 Month TSFR +3.25%)(d)		7.25	10/28/2030	2,820,589	2,821,463
Project Alpha Intermediate Holding, Inc., Incremental 2nd Lien Term Loan, (3 Month TSFR +5.00%)(d)		9.00	5/9/2033	1,218,000	1,184,505
Red Planet Borrower LLC, Term Loan B, (1 Month TSFR +4.00%)(d)		7.92	9/8/2032	2,095,556	2,098,175
Renaissance Holding Corp., 2024-2 Term Loan, (1 Month TSFR +4.00%)(d)		7.92	4/8/2030	3,409,648	2,961,296
Rithum Holdings, Inc., Term Loan, (3 Month TSFR +4.75%)(d)		8.75	7/21/2031	2,931,617	2,934,916
Starlight Parent LLC, Term Loan, (3 Month TSFR +4.00%)(d)		8.03	4/16/2032	4,180,000	4,152,997
UKG, Inc., Term Loan B, (3 Month TSFR +2.50%)(d)		6.34	2/10/2031	6,173,315	6,177,729
Zelis Payments Buyer, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.25%)(d)		7.17	11/26/2031	3,846,882	3,818,722
					87,486,822
Insurance — 4.2%
Acrisure LLC, 2024 Repricing Term Loan B-6, (1 Month TSFR +3.00%)(d)		6.92	11/6/2030	3,474,497	3,477,034
Acrisure LLC, 2024 Term Loan B-7, (1 Month TSFR +3.25%)(d)		7.17	6/21/2032	3,187,212	3,192,869
Alera Group, Inc., 2025 Term Loan, (1 Month TSFR +3.25%)(d)		7.17	5/28/2032	1,404,000	1,411,582
Alera Group, Inc., Second Lien Term Loan, (1 Month TSFR +5.50%)(d)		9.42	5/31/2033	838,000	862,440
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, (1 Month TSFR +2.50%)(d)		6.42	9/19/2031	2,173,783	2,176,848
Ardonagh Group Finco Pty Ltd., 2025 Facility Term Loan B, (3 Month TSFR +2.75%)(d)		6.95	2/18/2031	2,487,516	2,485,439

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Insurance — 4.2% (continued)
Ardonagh Group Finco Pty Ltd., Syndicated Euro Facility Term Loan B, (6 Month EURIBOR +3.63%)(d)	EUR	5.70	2/18/2031	2,000,000	2,336,260
Broadstreet Partners, Inc., 2024 Term Loan B, (1 Month TSFR +2.75%)(d)		6.67	6/16/2031	3,768,547	3,783,470
HIG Finance 2 Ltd., 2024-3 Euro Term Loan, (1 Month EURIBOR +3.50%)(d)	EUR	5.44	2/17/2031	1,000,000	1,172,847
Howden Group Holdings Ltd., 2024-2 Refinancing Term Loan, (1 Month TSFR +3.50%)(d)		7.42	4/18/2030	3,580,915	3,597,351
OneDigital Borrower LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(d)		6.92	7/2/2031	1,824,582	1,827,647
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.25%)(d)		9.17	7/2/2032	932,260	941,583
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (1 Month TSFR +2.50%)(d)		6.42	7/31/2031	2,102,906	2,108,952
					29,374,322
Internet Software & Services — 4.0%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)(d)		7.27	12/6/2027	2,421,767	2,429,674
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(d)		6.96	11/30/2027	3,387,610	3,398,620
CNT Holdings I Corp., 2025 Replacement Term Loan, (3 Month TSFR +2.25%)(d)		6.09	11/8/2032	1,938,444	1,943,242
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month TSFR +5.00%)(d)		8.84	12/12/2029	1,737,935	1,747,354
Eagle Broadband Investments LLC, Initial Term Loan, (3 Month TSFR +3.26%)(d)		7.26	11/12/2027	1,801,447	1,736,468
MH Sub I LLC, 2023 May New Term Loan, (3 Month TSFR +4.25%)(d)		8.25	5/3/2028	2,426,689	2,200,012
MH Sub I LLC, Second Lien Term Loan, (3 Month TSFR +6.25%)(d)		10.09	2/23/2029	1,198,000	936,902
Proofpoint, Inc., 2024 Refinancing Term Loan, (1 Month TSFR +3.00%)(d)		6.92	8/31/2028	5,610,881	5,645,949
Proofpoint, Inc., First Lien Incremental Term Loan B, (1 Month TSFR +3.00%)(d)		3.50	8/31/2028	963,000	969,019
StubHub Holdco Sub LLC, Extended Euro Term Loan B, (1 Month EURIBOR +5.00%)(d)	EUR	6.96	3/15/2030	1,000,000	1,133,279
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(d)		8.67	3/15/2030	1,980,345	1,938,887
The Knot Worldwide, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.75%)(d)		7.67	1/31/2028	4,089,370	3,639,539
					27,718,945
Materials — 2.6%
Berling Packaging LLC, Term Loan, (1-3 Month TSFR +3.25%)(d)		7.23	6/9/2031	4,151,689	4,162,546
Charter Next Generation, Inc., 2024 Replacement Term Loan, (1 Month TSFR +2.75%)(d)		6.71	12/2/2030	2,591,527	2,604,770
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term Loan B, (1 Month TSFR +3.25%)(d)		7.17	3/29/2032	1,363,416	1,356,729
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month TSFR +3.18%)(d)		7.09	4/13/2029	1,309,770	1,306,875
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (1 Month TSFR +3.50%)(d)		7.42	8/16/2029	1,906,171	1,918,971
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, (1 Month TSFR +4.00%)(d)		7.92	2/1/2029	3,271,705	3,292,677
ProAmpac PG Borrower LLC, 2024 Term Loan B, (3 Month TSFR +4.00%)(d)		7.90	9/15/2028	3,374,312	3,384,013
					18,026,581
Media — .9%
DirectV Financing LLC, 2025 Incremental Term Loan B, (3 Month TSFR +5.50%)(d)		9.34	2/18/2031	1,597,340	1,585,816
Gray Media, Inc., Term Loan F, (1 Month TSFR +5.25%)(d)		9.23	6/4/2029	42,431	42,498

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Media — 0.9% (continued)
Sinclair Television Group, Inc., Term Loan B-6, (3 Month TSFR +3.56%)(d)		7.40	12/31/2029	2,420,534	2,226,903
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.86%)(d)		9.82	6/30/2028	1,308,125	1,328,296
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(d)		7.50	11/30/2029	902,000	883,509
					6,067,022
Real Estate — 1.2%
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(d)	EUR	5.50	3/27/2028	2,000,000	2,076,539
Forest City Enterprises LP, Term Loan B, (1 Month TSFR +3.61%)(d)		7.53	12/8/2025	4,185,182	4,178,213
Hill Top Energy Center LLC, Term Loan B, (1 Month TSFR +3.25%)(d)		7.17	6/28/2032	2,287,636	2,305,274
					8,560,026
Retailing — 3.6%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)(d)		8.31	1/29/2031	1,552,121	1,554,061
Harbor Freight Tools USA Inc, Initial Term Loan, (1 Month TSFR +2.25%)(d)		6.17	6/11/2031	2,860,614	2,820,923
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month TSFR +3.61%)(d)		7.58	10/2/2028	1,814,550	1,487,777
LBM Acquisition LLC, Incremental Term Loan B, (1 Month TSFR +3.85%)(d)		7.81	6/6/2031	2,943,687	2,783,315
Park River Holdings, Inc., 2025 First Lien Term Loan B, (3 Month TSFR +4.50%)(d)		8.49	3/17/2031	1,475,000	1,481,372
Peer Holding III BV, Facility Term Loan B-9, (3 Month EURIBOR +2.75%)(d)	EUR	4.75	10/29/2032	1,000,000	1,165,960
Peer Holding III BV, Term Loan B-5, (3 Month TSFR +2.50%)(d)		6.50	7/1/2031	1,481,269	1,488,149
PetSmart LLC, Term Loan B, (1 Month TSFR +4.00%)(d)		7.96	8/18/2032	1,548,000	1,537,675
Restoration Hardware, Inc., Initial Term Loan, (1 Month TSFR +2.61%)(d)		6.53	10/20/2028	3,212,995	3,125,923
Staples, Inc., Closing Date Term Loan, (3 Month TSFR +5.75%)(d)		9.60	9/10/2029	2,588,040	2,436,808
The Boots Group Bidco Ltd., Closing Date Euro Term Loan, (1 Month EURIBOR +3.50%)(d)	EUR	5.46	8/30/2032	2,000,000	2,348,549
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month TSFR +3.25%)(d)		7.21	10/29/2029	2,568,060	2,578,602
					24,809,114
Semiconductors & Semiconductor Equipment — .7%
Gryphon Debt Merger Sub, Inc., Term Loan B, (1 Month TSFR +3.00%)(d)		6.88	9/13/2032	2,208,000	2,221,800
Icon Parent, Inc., 2025 Term Loan, (3 Month TSFR +2.75%)(d)		6.75	11/13/2031	1,855,350	1,861,278
Icon Parent, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(d)		8.84	11/15/2032	791,500	794,963
					4,878,041
Technology Hardware & Equipment — 2.2%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (1 Month TSFR +3.75%)(d)		7.72	12/9/2031	3,447,831	3,453,761
Peraton Corp., First Lien Term Loan B, (3 Month TSFR +3.85%)(d)		7.69	2/1/2028	6,104,296	5,373,429
Peraton Corp., Second Lien Term Loan B-1 , (3 Month TSFR +7.85%)(d)		11.67	2/1/2029	1,000,000	535,000
Ping Identity Corp., Initial Term Loan, (3 Month TSFR +2.75%)(d)		6.59	11/15/2032	2,665,000	2,681,656
Sandisk Corp., Term Loan B, (3 Month TSFR +3.00%)(d)		6.86	2/23/2032	3,095,225	3,120,389
					15,164,235
Telecommunication Services — 3.4%
Altice France SA, New USD Term Loan B-14, (1 Month TSFR +6.88%)(d)		10.86	5/15/2031	4,349,231	4,367,802
CommScope LLC, Initial Term Loan, (1 Month TSFR +4.75%)(d)		8.67	12/17/2029	1,673,050	1,685,598
Level 3 Financing, Inc., Term Loan B-4, (1 Month TSFR +3.25%)(d)		7.17	3/29/2032	3,647,000	3,658,853
Lumen Technologies, Inc., Term Loan B-1, (1 Month TSFR +2.46%)(d)		6.38	4/16/2029	2,486,619	2,476,834
Lumen Technologies, Inc., Term Loan B-2, (1 Month TSFR +2.46%)(d)		6.38	4/15/2030	1,645,313	1,638,633
Odido Holding BV, Facility Term Loan B-2, (3 Month EURIBOR +2.90%)(d)	EUR	4.90	3/29/2029	2,000,000	2,337,293

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Telecommunication Services — 3.4% (continued)
Windstream Services LLC, 2024 Term Loan, (1 Month TSFR +4.85%)(d)	8.77	10/1/2031	3,237,000	3,241,046
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.11%)(d),(e)	7.03	3/11/2030	4,620,127	4,394,896
				23,800,955
Transportation — 1.2%
Beacon Mobility Corp., Delayed Draw Term Loan, (3 Month TSFR +3.25%)(d),(g)	7.25	8/6/2030	222,606	224,113
Beacon Mobility Corp., Term Loan, (3 Month TSFR +3.25%)(d)	7.25	8/6/2030	2,662,072	2,680,094
PODS LLC, Term Loan, (1 Month TSFR +3.11%)(d)	7.03	3/31/2028	2,374,446	2,336,158
Stonepeak Nile Parent LLC, Amendment No. 1 Term Loan, (3 Month TSFR +2.25%)(d)	6.16	4/9/2032	3,217,667	3,222,027
				8,462,392
Utilities — 4.0%
Astoria Energy LLC, Term Loan B, (1-3 Month TSFR +2.75%)(d)	6.75	6/23/2032	1,386,729	1,397,996
Cogentrix Finance Holdco I LLC, Repricing Term Loan, (1 Month TSFR +2.25%)(d)	6.17	2/26/2032	3,916,350	3,945,723
Compass Power Generation LLC, Tranche Term Loan B-4, (1 Month TSFR +3.25%)(d)	7.17	4/16/2029	2,548,074	2,569,312
CPV Shore Holdings LLC, Term Advance B, (3 Month TSFR +3.75%)(d)	7.75	2/4/2032	2,441,015	2,458,944
Eastern Power LLC, Term Loan B, (1 Month TSFR +5.25%)(d)	9.17	4/3/2028	2,367,387	2,386,196
EFS Cogen Holdings I LLC, Term Loan B, (3 Month TSFR +3.00%)(d)	7.00	8/5/2032	2,001,132	2,019,893
Hamilton Projects Acquiror LLC, Term Loan, (1 Month TSFR +2.50%)(d)	6.42	5/30/2031	2,592,784	2,615,471
Invenergy Thermal Operating I LLC, Term Loan B, (1 Month TSFR +2.75%)(d)	2.75	5/17/2032	3,497,622	3,520,584
Invenergy Thermal Operating I LLC, Term Loan C, (1 Month TSFR +2.75%)(d)	6.73	5/17/2032	251,250	252,899
Potomac Energy Center LLC, Term Loan, (3 Month TSFR +3.00%)(d)	6.84	8/5/2032	2,405,000	2,423,038
South Field Energy LLC, Term Loan B, (3 Month TSFR +3.00%)(d)	7.00	8/29/2031	1,804,413	1,819,073
South Field Energy LLC, Term Loan C, (3 Month TSFR +3.00%)(d)	7.00	8/29/2031	108,455	109,336
Vistra Zero Operating Co. LLC, Initial Term Loan, (1 Month TSFR +2.00%)(d)	5.92	4/30/2031	2,500,000	2,458,337
				27,976,802
Total Floating Rate Loan Interests (cost $617,686,624)				615,212,586

	Shares
Exchange-Traded Funds — .8%
Registered Investment Companies — .8%
Invesco Senior Loan ETF(c)	146,658	3,068,085
SPDR Blackstone Senior Loan ETF(c)	50,614	2,099,975
Total Exchange-Traded Funds (cost $5,125,388)		5,168,060

1-Day Yield (%)
Investment Companies — 5.7%
Registered Investment Companies — 5.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $39,918,476)	4.15	39,918,476	39,918,476

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $3,743,121)	4.15	3,743,121	3,743,121
Total Investments (cost $716,317,251)		102.1%	713,983,890
Liabilities, Less Cash and Receivables(i)		(2.1%)	(14,535,728)
Net Assets		100.0%	699,448,162

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
PIK—Payment In Kind
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $36,415,823 or 5.2% of net assets.

(c)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $5,683,822 and the value of the collateral was
$5,853,765, consisting of cash collateral of $3,743,121 and U.S. Government & Agency securities valued at $2,110,644.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security and interest may be paid in additional par.
(f)	The fund held Level 3 securities at November 30, 2025. These securities were valued at $471,014 or .1% of net assets.
(g)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(i)	Includes net unrealized appreciation/(depreciation) and/or market value of the unfunded floating rate loan interests which are excluded from the Schedule of Investments as shown in the table below:

Unfunded Loan Commitments
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0%
Aerospace & Defense — .0%
Kaman Corp., Delayed Draw Term Loan, (3 Month TSFR +2.50%)(a)	6.43	2/26/2032	272,740	273,937	1,777
Chemicals — .0%
USALCO LLC, 2025 Delayed Draw Term Loan, (3 Month TSFR +3.50%)(a)	4.00	9/30/2031	287,408	288,640	350
Commercial & Professional Services — .0%
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, (3 Month TSFR +4.75%)(a)	4.75	11/3/2031	266,398	269,228	3,776
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Commitment Loan, (3 Month TSFR +3.00%)(a)	3.25	11/20/2031	297,354	298,493	2,326
				567,721	6,102

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Unfunded Loan Commitments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0% (continued)
Energy — .0%
Liquid Tech Solutions Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.50%)(a)	3.50	10/12/2032	221,988	222,543	381
Industrial — .0%
Engineered Machinery Holdings, Inc., Delayed Draw Term Loan, (3 Month TSFR +3.25%)(a)	3.25	11/22/2032	187,455	188,452	1,465
Materials — .0%
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, (3 Month TSFR +3.25%)(a)	7.57	3/29/2032	23,167	23,053	(114)
Transportation — .0%
Beacon Mobility Corp., Delayed Draw Term Loan, (3 Month TSFR +3.25%)(a)	7.25	8/6/2030	142,322	143,285	1,970
Total Floating Rate Loan Interests (cost $1,695,699)				1,707,631	11,931
Gross Unrealized Appreciation					12,045
Gross Unrealized Depreciation					(114)

TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc.
Euro	2,000,000	United States Dollar	2,312,005	1/21/2026	15,485
United States Dollar	2,019,134	British Pound	1,535,000	1/21/2026	(12,727)
United States Dollar	62,550,199	Euro	53,745,000	1/21/2026	4,740
Euro	1,000,000	United States Dollar	1,161,954	1/21/2026	1,791
Gross Unrealized Appreciation					22,016
Gross Unrealized Depreciation					(12,727)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Floating Rate Income Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	11,040,285	—	11,040,285
Convertible Corporate Bonds and Notes	—	666,252	—	666,252
Corporate Bonds and Notes	—	27,597,287	—	27,597,287
Equity Securities - Common Stocks	—	—	471,014	471,014
Exchange-Traded Funds	5,168,060	—	—	5,168,060
Fixed Rate Loan Interests	—	10,166,809	—	10,166,809
Floating Rate Loan Interests	—	615,212,586	—	615,212,586
Investment Companies	43,661,597	—	—	43,661,597
	48,829,657	664,683,219	471,014	713,983,890
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	22,016	—	22,016
Unfunded Floating Rate Loan Interests Commitments††	—	12,045	—	12,045
	—	34,061	—	34,061
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(12,727)	—	(12,727)
Unfunded Floating Rate Loan Interests Commitments††	—	(114)	—	(114)
	—	(12,841)	—	(12,841)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, floating rate loan interests, fixed rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2025, the fund had unfunded commitments of $1,707,631 and had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at November 30, 2025 are set forth in the Schedule of Investments.
At November 30, 2025, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $2,312,141, consisting of $9,597,259 gross unrealized appreciation and $11,909,400 gross unrealized depreciation.

At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.